Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt
Schedule of debt

As of December 31, 2022 and December 31, 2021, Group’s debt consisted of the following:

	Credit				As of	As of
	limit	Effective			December 31,	December 31,
	(RUB)	Interest rate		Maturity	2021	2022
Current interest-bearing debt
Bank’ revolving credit facility	460	Up to 13%	*	June 30, 2023	—	—
Non-current interest-bearing debt
Bonds issued	5,000	9.3%		October 10, 2023	4,734	3,922
Total debt					4,734	3,922
Including short-term portion					86	3,922
*	the agreement stipulated the right of a lender to increase the interest rate in case the covenants are violated. The Group was in compliance with all covenants as of December 31, 2022.

Schedule of movements in the Group's debt

		Repayment/
	Debt as of	buy back of	Interest	Interest	Debt as of
	January 1	debt	expense	paid	December 31
2022	4,734	(810)	360	(362)	3,922
2021	6,563	(1,854)	501	(476)	4,734